UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5074

Dreyfus Basic U.S. Mortgage Securities Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/05

FORM N-Q
Item 1. Schedule of Investments.
DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND

Statement of Investments
September 30, 2005 (Unaudited)

		Principal
Bonds and Notes-	101.8%	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed-	88.9%

Government National Mortgage Association I:
5%		40,158,000 a	39,743,569
5%, 11/15/2033-5/15/2035		3,785,243	3,751,788
5.5%, 6/15/2020-9/15/2035		55,248,930	55,809,871
6%		16,866,000 a	17,277,024
6%, 10/15/2019-9/15/2034		8,897,385	9,123,260
6.5%, 10/15/2010-9/15/2031		56,898	59,216
7%, 1/15/2024-2/15/2024		172,360	182,109
7.5%, 12/15/2023		23,058	24,657
8%, 4/15/2008-12/15/2022		665,655	704,127
8.5%, 11/15/2019-3/15/2022		85,227	93,436
9%, 11/15/2019-11/15/2022		26,486	29,043
9.5%, 9/15/2019-10/15/2020		16,122	17,900
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029		5,055,000	5,108,809
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027		974,739	953,148
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030		1,000,000	985,970
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021		1,035,762	1,016,575
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020		2,097,665	2,062,037
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023		882,715	872,679
			137,815,218

Government National Mortgage Association II:
3.5%, 7/20/2030-8/20/2030		334,017 b	337,098
4.375%, 4/20/2030		628,146 b	634,503
5%, 9/20/2033-7/20/2035		12,936,458	12,772,957
5.5%, 3/20/2035-9/20/2035		10,617,860	10,704,077
6%, 6/20/2035-8/20/2035		11,859,543	12,115,234
6.5%, 6/20/2031-7/20/2031		1,093,638	1,132,932
7%, 12/20/2027-8/20/2031		1,885,447	1,975,325
9%, 1/20/2020-7/20/2025		48,842	53,634
9.5%, 9/20/2021-12/20/2021		24,039	26,674
			39,752,434

Federal Home Loan Mortgage Corp.,
Stripped Security, Interest Only Class,
Ser. 1987, Cl. PI, 7%, 9/15/2012		112,057 c	12,805

Federal National Mortgage Association:
5%, 1/1/2018-4/1/2020		4,221,329	4,213,736
6%		10,775,000 a	11,081,333
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015		216,905	217,205
			15,512,274

Total U.S. Government Agencies/ Mortgage-Backed			193,092,731

Asset-Backed Ctfs.- Home Equity-	.9%

Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032		18,537		18,558
Equivantage Home Equity Loan Trust,
Ser. 1996-2, Cl. A4, 8.05%, 2027		1,421,588		1,418,993
Long Beach Asset,
Ser. 2004-6, Cl. N1, 4.5%, 2034		479,070	d	478,804
				1,916,355

Residential Mortgage Pass-Through Ctfs. -	4.4%
Countrywide Home Loan Mortgage Pass-Through Trust,
Ser. 2002-19, Cl. B1, 5.95%, 2032		921,994		931,329
First Horizon Alternative Mortgage Securities,
Ser. 2004-FA1, Cl. 1A1, 6.25%, 2034		3,505,593		3,567,435
GMAC Mortgage Corporation Loan Trust,
Ser. 2004-J1, Cl. M3, 5.5%, 2034		1,375,602		1,313,719
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2, 3.554%, 2034		2,943,377	b	2,892,571
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035		575,000		567,416
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040		337,743	d	343,816
				9,616,286

U.S. Government-	7.6%
U.S. Treasury Notes:
2.5%, 9/30/2006		6,870,000		6,764,752
3.5%, 8/15/2009		225,000	e	219,384
4%, 6/15/2009		4,550,000		4,520,107
5%, 8/15/2011		4,830,000	f	5,020,350
				16,524,593

Total Bonds and Notes
(cost $222,750,535)				221,149,965

Short-Term Investments-	31.1%
U.S. Treasury Bills:
2.96%, 10/6/2005		15,000,000		14,996,550
3.33%, 10/27/2005		30,000,000		29,939,400
3.27%, 12/29/2005		23,000,000		22,810,250

Total Short-Term Investments
(cost $67,730,707)				67,746,200

Investment of Cash Collateral for
Securities Loaned	1.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $3,883,281)		3,883,281	g	3,883,281

Total Investments (cost $294,364,523)		134.7%		292,779,446

Liabilities, Less Cash and Receivables		-34.7%		(75,500,235)

Net Assets
100.0% 217,279,211
a	Purchased on a forward commitment basis.
b	Variable rate security-interest rate subject to periodic change.
c	Notional face amount shown.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
September 30, 2005, these securities amounted to $ 822,620 or .4% of net assets.
e	Held by a broker as collateral for open financial futures positions.
f	A portion of this security is on loan. At September 30, 2005, the total market value of the fund's security on loan is $ 3,767,861 and the total market value of the collateral held by the fund is $ 3,883,281.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Basic U.S. Mortgage Securities Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)